Revenue - Summary of Information About Receivables and Contract Liabilities from Contracts with Customers (Details) - USD ($)	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Revenue [Abstract]
Trade receivables, net	$ 43,850,652	$ 22,853,115
Contract liabilities	$ (60,000)	$ (49,124)	$ (97,542)